Financial Assets and Liabilities - Summary of Net Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash and cash equivalents	$ 94,849	$ 136,881	$ 77,528	$ 129,328
Borrowings	(91,745)	(94,245)
Lease liabilities	(11,431)	(11,250)
Warrant liability	(6,055)
Net Debt	(14,382)	31,386
Fixed interest rate [member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Borrowings	$ (103,176)	(52,631)
Floating Interest Rate
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Borrowings		$ (52,864)